SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
IncomeTaxDisclosureLineItems [Line Items]
Federal tax statutory rate	21.00%		21.00%
State and local income taxes	4.54%		4.54%
Permanent differences	(3.76%)		(6.79%)
Valuation Allowance	(21.35%)		(18.18%)
Other	0.82%		(0.69%)
Effective income tax rate	1.25%		(0.12%)
M2i Global Inc [Member]
IncomeTaxDisclosureLineItems [Line Items]
Federal tax statutory rate		21.00%		21.00%
Temporary differences		0.00%		0.00%
Permanent differences		0.00%		0.00%
Valuation Allowance		(21.00%)		(21.00%)
Effective income tax rate		0.00%		0.00%